Net Gains (Losses) on Sales of Properties and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Net Gains (Losses) On Sales Of Properties And Discontinued Operations

Discontinued Operations - Hotel Properties Held for Sale and Sold

Considering all reclassifications through December 31, 2013, 34 hotels were included in discontinued operations as of March 31, 2013. During the three months ended March 31, 2013, two hotels were sold, with no gain or loss. The two hotels sold were a Days Inn in Fredericksburg, Virginia (North) and a Guesthouse Inn in Ellenton, Florida. The impact of these changes was to decrease losses from continuing operations for the three months ending March 31, 2013 and 2012 by $133,000 and $23,000, respectively.

In accordance with FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations, gains, losses and impairment losses on hotel properties sold or classified as held for sale are presented in discontinued operations. The operating results of the hotels held for sale and sold are included in discontinued operations and are summarized below. The operating results for the three months ended March 31, 2013 include 34 hotels held for sale and two hotels that were sold in the first quarter of 2013. The operating results for the three months ended March 31, 2012 include 34 hotels held for sale, two hotels that were sold in the first quarter of 2013 and fifteen hotels that were sold in 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Revenues	$6,316	$9,071
Hotel and property operations expenses	(5,536)	(7,867)
Interest expense	(757)	(1,217)
Loss on debt extinguishment	(192)	—
Depreciation expense	(308)	(608)
Net gain (loss) on disposition of assets	(24)	493
General and administrative expense	—	—
Impairment loss	(507)	(1,700)
Income tax benefit	—	348

	$(1,008)	$(1,480)

Note 5.	Net Gains (Losses) on Sales of Properties and Discontinued Operations

In accordance with FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations, gains, losses and impairment losses on hotel properties sold or classified as held for sale are presented in discontinued operations. Gains, losses and impairment losses for both continuing and discontinued operations are summarized as follows:

	2012	2011	2010

Continuing operations
Gain on sale of office building	$—	$1,129	$—
Impairment losses	(2,833)	(4,523)	(2,147)
Gain (loss) on sale of assets	3	4	(26)

	(2,830)	(3,390)	(2,173)

Discontinued operations
Gain on sales of properties	7,872	376	1,414
Impairment losses	(7,339)	(9,785)	(6,051)
Loss on sale of assets	(42)	(57)	(112)

	491	(9,466)	(4,749)

Total	$(2,339)	$(12,856)	$(6,922)

As of December 31, 2012, the Company has 36 properties classified as held for sale. In 2012, 2011 and 2010, the Company sold 15 hotels, six hotels and nine hotels, respectively, resulting in gains of $7,872, $376 and $1,414, respectively. In 2012, 2011, and 2010, the Company recognized net gains (losses) and impairment on the disposition of assets of approximately $494, $(9,462) and $(4,775).

The Company allocates interest expense to discontinued operations for debt that is to be assumed or that is required to be repaid as a result of the disposal transaction. The Company allocated $4,231, $6,472, and $6,120 to discontinued operations for the years ended December 31, 2012, 2011, and 2010, respectively.

The operating results of hotel properties included in discontinued operations are summarized as follows:

	2012	2011	2010

Revenues	$37,145	$42,780	$47,883
Hotel and property operations expenses	(31,109)	(36,117)	(39,911)
Interest expense	(4,231)	(6,472)	(6,120)
Depreciation and amortization expense	(2,196)	(3,397)	(4,333)
General and administrative expense	—	(50)	(71)
Net gain on dispositions of assets	7,830	319	1,302
Impairment loss	(7,339)	(9,785)	(6,051)
Income tax benefit	827	1,744	1,726

	$927	$(10,978)	$(5,575)

Adjustments to Previously Filed Financial Statements

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale. These changes were reflected in an 8-K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use, bringing the total hotels held for sale to 36. These additional reclassifications are reflected in this 8-K. The Company has reflected the results of operations as discontinued operations, and investment in hotels and debt as held for sale for the 36 hotels for all periods presented. The impact of these changes was to increase (decrease) losses from continuing operations by $(919), $(315) and $145 for the years ended 2012, 2011 and 2010, respectively, compared to the previously filed financial statements.